PGIM Quant Solutions Small-Cap Value Fund N-1A Cover	Jul. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Target Portfolio Trust
Entity Central Index Key	0000890339
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Prospectus Date	Sep. 29, 2026